Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000025615
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class A
Trading Symbol	GSBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[1]
AssetsNet	$ 2,740,610,375
Holdings Count | Holding	878
Advisory Fees Paid, Amount	$ 5,458,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,740,610,375
# of Portfolio Holdings as of Period End	878
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$5,458,636

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	7.2%
Energy	5.3%
Industrials	5.1%
Consumer Staples	4.9%
Information Technology	4.3%
Health Care	4.1%
Utilities	4.1%
Pipelines	3.6%
Consumer Discretionary	3.5%
OtherFootnote Reference*	55.6%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Common Stocks, and Bank Loans.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025617
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class C
Trading Symbol	GSBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$78	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%	[2]
AssetsNet	$ 2,740,610,375
Holdings Count | Holding	878
Advisory Fees Paid, Amount	$ 5,458,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,740,610,375
# of Portfolio Holdings as of Period End	878
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$5,458,636

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	7.2%
Energy	5.3%
Industrials	5.1%
Consumer Staples	4.9%
Information Technology	4.3%
Health Care	4.1%
Utilities	4.1%
Pipelines	3.6%
Consumer Discretionary	3.5%
OtherFootnote Reference*	55.6%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Common Stocks, and Bank Loans.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201720
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class P
Trading Symbol	GGKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[3]
AssetsNet	$ 2,740,610,375
Holdings Count | Holding	878
Advisory Fees Paid, Amount	$ 5,458,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,740,610,375
# of Portfolio Holdings as of Period End	878
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$5,458,636

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	7.2%
Energy	5.3%
Industrials	5.1%
Consumer Staples	4.9%
Information Technology	4.3%
Health Care	4.1%
Utilities	4.1%
Pipelines	3.6%
Consumer Discretionary	3.5%
OtherFootnote Reference*	55.6%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Common Stocks, and Bank Loans.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161511
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class R6
Trading Symbol	GSBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[4]
AssetsNet	$ 2,740,610,375
Holdings Count | Holding	878
Advisory Fees Paid, Amount	$ 5,458,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,740,610,375
# of Portfolio Holdings as of Period End	878
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$5,458,636

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	7.2%
Energy	5.3%
Industrials	5.1%
Consumer Staples	4.9%
Information Technology	4.3%
Health Care	4.1%
Utilities	4.1%
Pipelines	3.6%
Consumer Discretionary	3.5%
OtherFootnote Reference*	55.6%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Common Stocks, and Bank Loans.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025613
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Institutional Class
Trading Symbol	GSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[5]
AssetsNet	$ 2,740,610,375
Holdings Count | Holding	878
Advisory Fees Paid, Amount	$ 5,458,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,740,610,375
# of Portfolio Holdings as of Period End	878
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$5,458,636

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	7.2%
Energy	5.3%
Industrials	5.1%
Consumer Staples	4.9%
Information Technology	4.3%
Health Care	4.1%
Utilities	4.1%
Pipelines	3.6%
Consumer Discretionary	3.5%
OtherFootnote Reference*	55.6%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Common Stocks, and Bank Loans.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Investor Class
Trading Symbol	GKIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[6]
AssetsNet	$ 2,740,610,375
Holdings Count | Holding	878
Advisory Fees Paid, Amount	$ 5,458,636
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$2,740,610,375
# of Portfolio Holdings as of Period End	878
Portfolio Turnover Rate for the Period	21%
Total Net Advisory Fees Paid for the Period	$5,458,636

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Financials	7.2%
Energy	5.3%
Industrials	5.1%
Consumer Staples	4.9%
Information Technology	4.3%
Health Care	4.1%
Utilities	4.1%
Pipelines	3.6%
Consumer Discretionary	3.5%
OtherFootnote Reference*	55.6%
Footnote	Description
Footnote*	"Other" represents investments in Corporate Obligations, Common Stocks, and Bank Loans.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110562
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class A
Trading Symbol	GSRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%	[7]
AssetsNet	$ 403,322,185
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,280,882
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110563
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class C
Trading Symbol	GSRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$91	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.76%	[8]
AssetsNet	$ 403,322,185
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,280,882
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201721
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class P
Trading Symbol	GMHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[9]
AssetsNet	$ 403,322,185
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,280,882
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110566
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class R
Trading Symbol	GSRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$65	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%	[10]
AssetsNet	$ 403,322,185
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,280,882
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198933
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class R6
Trading Symbol	GSRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[11]
AssetsNet	$ 403,322,185
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,280,882
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110564
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Institutional Class
Trading Symbol	GSRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[12]
AssetsNet	$ 403,322,185
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,280,882
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110565
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Investor Class
Trading Symbol	GSRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[13]
AssetsNet	$ 403,322,185
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 1,280,882
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$403,322,185
# of Portfolio Holdings as of Period End	114
Portfolio Turnover Rate for the Period	29%
Total Net Advisory Fees Paid for the Period	$1,280,882

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	32.3%
Energy	15.3%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	8.4%
Industrials	8.3%
Consumer Staples	4.6%
Utilities	2.4%
Communication Services	2.1%
Other	6.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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